Lease obligations (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Lease obligations.
Obligations under leases	$ 4,206,869	$ 6,892,017
Less: Current portion	(2,058,161)	(2,850,497)
Obligations under leases	$ 2,148,708	$ 4,041,520